Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions include those related to the allocation of revenue between recognized and deferred amounts, allowance for bad debts, goodwill, intangible assets, deferred contract acquisition costs, customer benefit period, fair value of financial instruments, valuation of stock-based compensation, valuation of common stock, and the valuation allowance for deferred income taxes.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions include those related to the allocation of revenue between recognized and deferred amounts, allowance for bad debts, goodwill, and intangible assets, deferred contract acquisition costs, customer benefit period, fair value of financial instruments, valuation of stock-based compensation, valuation of common stock, valuation of warrant liabilities, and the valuation allowance for deferred income taxes.

Concentration of Credit Risk

Concentration of Credit Risk

Our financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. Although we deposit our cash with multiple financial institutions, the deposits, at times, may exceed federally insured limits. We have not experienced any losses on our deposits of cash and cash equivalents. Cash equivalents consist of money market funds which are invested through financial institutions in the United States. Management believes that the institutions are financially stable and, accordingly, minimal credit risk exists.

No customer individually accounted for more than 10% of our revenues for the years ended January 31, 2016, 2017 and 2018. One of our customers accounted for 13% and 10% of our accounts receivable as of January 31, 2017 and 2018, respectively. We perform ongoing credit evaluations of our customers, do not require collateral and maintain allowances for potential credit losses on customers’ accounts when deemed necessary.

Revenue Recognition

Revenue Recognition

We elected to early adopt Accounting Standards Codification Topic 606 (“ASC 606”), Revenue from Contracts with Customers, effective February 1, 2017, using the full retrospective transition method. Under this method, we are presenting the consolidated financial statements for the years ended January 31, 2016, 2017 and 2018 as if ASC 606 had been effective for those periods. We applied a practical expedient not to disclose the amount of the transaction price allocated to the remaining performance obligations for contracts with an original expected duration of one year or less.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration that we expect to be entitled to receive in exchange for these services. To achieve the core principle of this new standard, we apply the following steps:

1.	Identification of the contract, or contracts, with the customer

We consider the terms and conditions of the contract and our customary business practices in identifying our contracts under ASC 606. We determine we have a contract with a customer when the contract is approved, we can identify each party’s rights regarding the services to be transferred, we can identify the payment terms for the services, we have determined the customer has the ability and intent to pay and the contract has commercial substance. At contract inception we evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. We apply judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit and financial information pertaining to the customer.

2.	Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services and the products that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the services and the products is separately identifiable from other promises in the contract. Our performance obligations consist of (i) subscription services, (ii) professional services, (iii) on-premises solutions, and (iv) maintenance and support for on-premises solutions.

3.	Determination of the transaction price

The transaction price is determined based on the consideration to which we expect to be entitled in exchange for transferring services to the customer. Variable consideration is included in the transaction price if, in our judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. None of our contracts contain a significant financing component.

4.	Allocation of the transaction price to the performance obligation in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”).

5.	Recognition of the revenue when, or as, we satisfy a performance obligation

Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer. Revenue is recognized when control of the service is transferred to the customer, in an amount that reflects the consideration that we expect to receive in exchange for those services. We generate all our revenue from contracts with customers.

Subscription Revenue

We generate revenue primarily from sales of subscriptions to access our platform and related subscriptions of our customers. Subscription arrangements with customers do not provide the customer with the right to take possession of our software operating our platform at any time. Instead, customers are granted continuous access to our platform over the contractual period. A time-elapsed method is used to measure progress because we transfer control evenly over the contractual period. Accordingly, the fixed consideration related to subscription revenue is generally recognized on a straight-line basis over the contract term beginning on the date access to our platform is provided, as long as other revenue recognition criteria have been met.

The typical subscription term is one to three years. Most of our contracts are non-cancelable over the contractual term. Customers typically have the right to terminate their contracts for cause if we fail to perform in accordance with the contractual terms. Some of our customers have the option to purchase additional subscription services at a stated price. These options are evaluated on a case-by-case basis but generally do not provide a material right as they are priced at or above our SSP and, as such, would not result in a separate performance obligation.

Professional Services and Other Revenue

Professional services and other revenue consists of fees associated with consulting and training services from assisting customers in implementing and expanding the use of our platform. These services are distinct from subscription services. Professional services do not result in significant customization of the subscription service. Revenue from professional services provided on a time and materials basis is recognized as the services are performed. Other revenue includes amounts derived from the sale of our on-premises solutions, which are recognized upon passage of control, which occurs upon shipment of the product. The maintenance and support on the on-premises solutions is a stand-ready obligation to perform this service over the term of the arrangement and, as a result, is accounted for ratably over the term of the arrangement.

Contracts with Multiple Performance Obligations

Most of our contracts with customers contain multiple performance obligations that are distinct and accounted for separately. The transaction price is allocated to the separate performance obligations on a relative SSP basis. We determine SSP for all our performance obligations using observable inputs, such as standalone sales and historical contract pricing. SSP is consistent with our overall pricing objectives, taking into consideration the type of subscription services and professional and other services. SSP also reflects the amount we would charge for that performance obligation if it were sold separately in a standalone sale, and the price we would sell to similar customers in similar circumstances.

Variable Consideration

Revenue from sales is recorded at the net sales price, which is the transaction price, and includes estimates of variable consideration. The amount of variable consideration that is included in the transaction price is constrained, and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue will not occur when the uncertainty is resolved.

If our services do not meet certain service level commitments, our customers are entitled to receive service credits, and in certain cases, refunds, each representing a form of variable consideration. We have historically not experienced any significant incidents affecting the defined levels of reliability and performance as required by our subscription contracts. Accordingly, the amount of any estimated refunds related to these agreements in the consolidated financial statements is not material during the periods presented.

Deferred Contract Acquisition Costs

Deferred Contract Acquisition Costs

We capitalize sales commissions, certain parts of the company bonus, and associated payroll taxes paid to internal sales personnel that are incremental to the acquisition of customer contracts. These costs are recorded as deferred contract acquisition costs on the consolidated balance sheets. We determine whether costs should be deferred based on our sales compensation plans, if the commissions are in fact incremental and would not have occurred absent the customer contract.

Sales commissions for renewal of a subscription contract are not considered commensurate with the commissions paid for the acquisition of the initial subscription contract given the substantive difference in commission rates between new and renewal contracts. Commissions paid upon the initial acquisition of a contract are amortized over an estimated period of benefit of five years while commissions paid related to renewal contracts are amortized over an estimated period of benefit of two years. Amortization is recognized on a straight-line basis commensurate with the pattern of revenue recognition. Commissions paid on professional services are typically amortized in accordance with the associated revenue as the commissions paid on new and renewal professional services are commensurate with each other. We determine the period of benefit for commissions paid for the acquisition of the initial subscription contract by taking into consideration our initial estimated customer life and the technological life of our platform and related significant features. We determine the period of benefit for renewal subscription contracts by considering the average contractual term for renewal contracts. Amortization of deferred contract acquisition costs is primarily included in the “Sales and marketing” expense in the consolidated statements of operations and comprehensive loss.

We periodically review these deferred costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred contract acquisition costs. There were no material impairment losses recorded during the periods presented.

Deferred Contract Fulfillment Costs

Deferred Contract Fulfillment Costs

We capitalize third-party costs to fulfill contracts with a customer in “Prepaid expenses and other current assets” and “Other assets-noncurrent” on our consolidated balance sheets. We amortize these costs consistent with the ratable revenue recognition of the performance obligations in the associated contracts. We assess these costs for impairment at the end of each reporting period.

Cost of Revenue

Cost of Revenue

“Subscription” cost of revenue primarily consists of personnel and related costs to support the platform, amortization expense associated with capitalized internally developed software and intangible assets, property and equipment depreciation, allocated overhead expenses, merchant processing fees, and server hosting costs.

“Professional services and other” cost of revenue consists primarily of personnel costs for our professional services delivery team, travel-related costs, and allocated overhead.

Advertising

Advertising

Advertising costs are expensed as incurred and are included in “Sales and marketing” expense in our consolidated statements of operations and comprehensive loss. Advertising expense was $17.9 million, $23.6 million and $19.3 million for the years ended January 31, 2016, 2017 and 2018, respectively.

Research and Development

Research and Development

Research and development costs are expensed as incurred and consist primarily of personnel costs, including salaries, bonuses and benefits, and stock-based compensation. They also include amortization associated with acquired intangible assets and allocated overhead.

Stock-Based Compensation

Stock-Based Compensation

Compensation cost for all stock-based awards, including stock options and restricted stock units (“RSUs”), is measured at fair value on the date of grant and recognized over the service period. The fair value of stock options is estimated on the date of grant using a Black-Scholes model. The fair value of RSUs is estimated on the date of grant based on the fair value of our underlying common stock.

We recognize compensation expense for stock options on a straight-line basis over the requisite service period. Compensation expense for RSUs granted prior to January 31, 2018, is amortized on a graded basis over the requisite service period as long as the performance condition in the form of a specified liquidity event is probable to occur. The liquidity event condition was satisfied upon the effectiveness of our registration statement on Form S-1 (“IPO Registration Statement”) on April 26, 2018. On that date we recorded a cumulative stock-based compensation expense of $262.8 million using the accelerated attribution method for all the RSUs, for which the service condition has been fully satisfied as of April 26, 2018. The remaining unrecognized stock-based compensation expense related to the RSUs will be recorded over their remaining requisite service periods.

During the three months ended July 31, 2018, we granted 161,250 RSUs that are subject to either performance-based or market-based vesting conditions and a service-based condition. The performance-based conditions will be satisfied if our financial performance meets certain operating targets. The market-based conditions will be satisfied if certain milestones based on our common stock price are met. All other RSUs granted after January 31, 2018 vest on the satisfaction of service-based condition only. We recognize compensation expense for such RSUs on a straight-line basis over the requisite service period.

Compensation expense is recognized net of forfeitures that are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

We account for equity instruments issued to non-employees at fair value of the consideration received or fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the earlier of the date on which the counterparty’s performance is complete or the date on which it is probable that performance will occur. Compensation expense related to stock-based awards issued to non-employees was $0.1 million and $0.4 million for the three months ended July 31, 2018 and 2017 and $0.8 million and $0.7 million for the six months ended July 31, 2018 and 2017.

Determining the grant date fair value of options using the Black-Scholes option-pricing model requires management to make assumptions and judgments. These estimates involve inherent uncertainties and, if different assumptions had been used, stock-based compensation expense could have been materially different from the amounts recorded.

Stock-Based Compensation

Compensation cost for all stock-based awards, including stock options and RSUs, is measured at fair value on the date of grant and recognized over the service period. The fair value of stock options is estimated on the date of grant using a Black-Scholes model. The fair value of RSUs is estimated on the date of grant based on the fair value of our underlying common stock.

We recognize compensation expense for stock options on a straight-line basis over the requisite service period. Compensation expense for RSUs is amortized on a graded basis over the requisite service period as long as the performance condition in the form of a specified liquidity event is probable to occur. As this condition was not probable as of January 31, 2018, we have not recognized any stock-based compensation expense for the RSUs granted to date. On the date the satisfaction of the performance condition becomes probable, we will record a cumulative stock-based compensation expense using the accelerated attribution method for all the RSUs, for which the service condition has been fully satisfied as of such date. The remaining unrecognized stock-based compensation expense related to the RSUs will be recorded over their remaining requisite service periods.

Compensation expense is recognized net of forfeitures that are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

We account for equity instruments issued to non-employees at fair value of the consideration received or fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the earlier of the date on which the counterparty’s performance is complete or the date on which it is probable that performance will occur. Compensation expense related to options issued to non-employees was $0.9 million, $1.3 million and $1.4 million for the years ended January 31, 2016, 2017 and 2018, respectively.

Determining the grant date fair value of options using the Black-Scholes option-pricing model requires management to make assumptions and judgments. These estimates involve inherent uncertainties and, if different assumptions had been used, stock-based compensation expense could have been materially different from the amounts recorded.

Income Taxes

Income Taxes

We are subject to income taxes in the United States and numerous foreign jurisdictions. These foreign jurisdictions have different statutory tax rates than the United States. We record a provision for income taxes for the anticipated tax consequences of the reported results of operations using the asset and liability method. Under this method, we recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. We record a valuation allowance to reduce our deferred tax assets to the net amount that we believe is more likely than not to be realized.

We recognize tax benefits from uncertain tax positions only if we believe that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. As we expand internationally, we will face increased complexity in determining the appropriate tax jurisdictions for revenue and expense items. As a result, we may record unrecognized tax benefits in the future. Our policy is to adjust these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact on our financial condition and operating results. The provision for income taxes includes the effects of any accruals that we believe are appropriate, as well as the related net interest and penalties.

We had an immaterial amount of unremitted earnings related to certain foreign subsidiaries that were indefinitely reinvested. Since these unremitted earnings have been indefinitely reinvested, deferred taxes were not provided. The unrecognized deferred tax liability associated with these unremitted earnings is immaterial.

Foreign Currency

Foreign Currency

The functional currency of our foreign entities is generally the local currency. The functional currency of our branches is the U.S. dollar. For branches where the U.S. dollar is the functional currency, foreign currency denominated monetary assets and liabilities are re-measured into U.S. dollars at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are re-measured into U.S. dollars at historical exchange rates. We recognize gains and losses from transaction adjustments within “Interest Income and Other income (expense), net” in the consolidated statements of operations and comprehensive loss in the period of occurrence. We recorded a foreign currency transaction loss of $2.3 million for the year ended January 31, 2016 and a foreign currency transaction gain of $2.0 million and $2.2 million for the years ended January 31, 2017 and 2018.

We present our financial statements in U.S. dollars. Adjustments resulting from translating foreign functional currency financial statements into U.S. dollars are recorded as a separate component on our consolidated statements of comprehensive loss, net of tax. All assets and liabilities denominated in a foreign currency are translated at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average exchange rate during the period. Equity transactions are translated using the historical exchange rate.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

In periods when we have net income, we compute basic and diluted net loss per share in conformity with the two-class method required for participating securities. The undistributed earnings are allocated between common stock and participating securities as if all earnings had been distributed during the period presented. We consider all series of convertible preferred stock to be participating securities as the holders of such stock are entitled to receive noncumulative dividends on a pari passu basis in the event that a dividend is paid on common stock. We also consider any shares issued on the early exercise of stock options subject to repurchase to be participating securities because holders of such shares have non-forfeitable dividend rights in the event a dividend is paid on common stock. The holders of convertible preferred stock and early exercised shares do not have a contractual obligation to share in our losses. As such, our net losses for the years ended January 31, 2016, 2017 and 2018 were not allocated to these participating securities.

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share attributable to common stockholders is computed by giving effect to all potential shares of common stock, including common stock underlying our convertible preferred stock, our warrants to purchase common stock, and convertible preferred stock, early exercised stock options and outstanding stock options, to the extent they are dilutive. Since we have reported net losses for all periods presented, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders. Dilutive common shares are not assumed to have been issued as their effect would have been antidilutive.

Cash and Cash Equivalents		Cash and Cash Equivalents We consider all highly liquid investments purchased with maturities of three months or less at the date of purchase to be cash equivalents.
Marketable Securities

Marketable Securities

Management determines the appropriate classification of marketable securities at the time of purchase and reevaluates such determination at each balance sheet date. Marketable debt securities are classified as trading securities and are carried at fair value in the consolidated balance sheet, with all unrealized gains and losses reflected in “Interest income and other income (expense), net” in the consolidated statements of operations and comprehensive loss.

Restricted Cash		Restricted Cash Restricted cash primarily consists of a money market account and certificates of deposits collateralizing our operating lease agreements for office space.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

We measure assets and liabilities at fair value based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

Level 1	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Unobservable inputs reflecting our own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The carrying values of our financial instruments, including cash and cash equivalents, short-term investments, accounts receivable, accounts payable and notes payable approximate their respective fair values due to the short period of time to maturity, receipt or payment.

Accounts Receivable, Unbilled Accounts Receivable, and Allowance for Doubtful Accounts

Accounts Receivable, Unbilled Accounts Receivable, and Allowance for Doubtful Accounts

Accounts receivable primarily consist of amounts billed currently due from customers. Our accounts receivable are subject to collection risk. Gross accounts receivable are reduced for this risk by an allowance for doubtful accounts. This allowance is for estimated losses resulting from the inability of our customers to make required payments. It is an estimate and is regularly evaluated for adequacy by taking into consideration a combination of factors. To determine whether a provision for doubtful accounts should be recorded, we look at such factors as past collection experience, credit quality of the customer, age of the receivable balance, and current economic conditions. The allowance for doubtful accounts was not material as of January 31, 2017 and $0.3 million as of January 31, 2018. We do not have any off-balance-sheet credit exposure related to our customers.

Unbilled accounts receivable represent amounts for which we have recognized revenue, pursuant to our revenue recognition policy, for professional services already performed, but billed in arrears. The unbilled accounts receivable balance was $0.9 million and $0.8 million as of January 31, 2017 and 2018, respectively.

We do not typically offer right of refund in our contracts. The allowance for doubtful accounts reflect our best estimate of probable losses inherent in our receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence. We have not experienced significant credit losses from our accounts receivable. We perform a regular review of our customers’ payment histories and associated credit risks and do not require collateral from our customers. Changes in the allowance for doubtful accounts were not material for the years ended January 31, 2016, 2017 and 2018.

Deferred Offering Costs

Deferred Offering Costs

Our deferred offering costs consist of direct legal, accounting, and other fees relating to our IPO. These costs are capitalized as incurred in “Other assets—noncurrent” and will be offset against the offering proceeds. We deferred $1.7 million of offering costs as of January 31, 2018. No amounts were deferred as of January 31, 2017.

Property and Equipment

Property and Equipment

Property and equipment, including costs incurred to bring to the location and condition necessary for intended use, are recorded at cost and depreciated over their estimated useful lives using the straight-line method and the following estimated useful lives:

Estimated Useful Life
Computer and network equipment	2-3 years
Software, including capitalized software development costs	3 years
Furniture and office equipment	3-4 years
Leasehold improvements	Lesser of lease term or 10 years

Disposals are removed at cost less accumulated depreciation, and any gain or loss from disposition is reflected in the statement of operations in the year of disposition. Additions and improvements that increase the value or extend the life of an asset are capitalized. Maintenance and repairs are expensed as incurred.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations accounted for using the acquisition method of accounting and is not amortized. We test goodwill for impairment at least annually, in the fourth quarter of each year, or as events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Our test for goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform the quantitative goodwill impairment test. If qualitative factors indicate that the fair value of the reporting unit is more likely than not less than its carrying amount, then a quantitative goodwill impairment test is performed. For the purposes of impairment testing, we have determined that we have one operating segment and one reporting unit. There was no impairment of goodwill recorded for the years ended January 31, 2016, 2017 and 2018.

Intangible Assets

Intangible Assets

Intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives. Purchased intangible assets with indefinite lives are not amortized but assessed for potential impairment annually or when events or circumstances indicate that their carrying amounts might be impaired. The estimated useful lives of intangible assets, estimated based on our expected period of benefit, are as follows:

Estimated Useful Life
Customer contracts & related relationships	5 years
Certifications	5 years
Maintenance contracts & related relationships	5 years
Existing technology	3 years
Non-competition agreements	2 years
Tradenames/trademarks	2 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review long-lived assets, including property and equipment and intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Such events and changes may include: significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in our business strategy. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. We determined that there were no events or changes in circumstances that indicated our long-lived assets were impaired during the years ended January 31, 2016, 2017 and 2018.

Software Development Costs

Software Development Costs

Qualifying internally-developed software development costs incurred during the application development stage are capitalized and reported at the lower of unamortized cost or net realizable value of each product, as long as it is probable the project will be completed and the software will be used to perform the function intended. Capitalization of such costs ceases once the project is substantially complete and ready for its intended use. Capitalized software development costs are included in “Property and equipment, net” on our consolidated balance sheets and are amortized on a straight-line basis over their expected useful lives of approximately three years. We recorded amortization expense related to capitalized software development costs of $1.9 million, $4.6 million and $3.6 million for the years ended January 31, 2016, 2017 and 2018, respectively.

Business Combinations

Business Combinations

We account for our acquisitions using the acquisition method of accounting, which requires, among other things, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed at their estimated fair values on the acquisition date. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, not to exceed one year from the date of acquisition, we may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed as of the acquisition date. After the measurement period, any subsequent adjustments are reflected in the consolidated statements of operations and comprehensive loss.

Acquisition costs, such as legal and consulting fees, are expensed as incurred.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. Our Chief Executive Officer is our CODM. Our CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, we have determined that we operate in one operating and one reportable segment.

Legal Contingencies

Legal Contingencies

We expect to periodically evaluate developments in our legal matters that could affect the amount of liability that we accrue, if any, and adjust, as appropriate. Until the final resolution of any such matter for which we may be required to record a liability, there may be a loss exposure in excess of the liability recorded and such amount could be significant. We expense legal fees as incurred.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued accounting standards update (“ASU”) No. 2016-02, Leases (Topic 842), which supersedes current guidance related to accounting for leases. This guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases. The ASU makes 16 technical corrections to the new leases standard and other accounting topics, alleviating unintended consequences from applying the new standard. It does not make any substantive changes to the core provisions or principles of the new standard. In July 2018, the FASB also issued ASU No. 2018-11, Leases (Topic 842). The ASU provides (1) an optional transition method that entities can use when adopting the standard and (2) a practical expedient that permits lessors to not separate nonlease components from the associated lease component if certain conditions are met.

The standard is effective for public entities for annual and interim reporting periods beginning after December 15, 2018. Early adoption is permitted. The ASU can be adopted using either full or modified retrospective approach as of the earliest period presented or as of the adoption date with the cumulative-effect adjustment to the opening balance recognized in retained earnings in the period of adoption. We are in the process of implementing changes to our systems, processes and controls, in conjunction with our review of existing lease agreements, in order to adopt the new standard in its first quarter of fiscal 2020. We expect that substantially all of our operating leases designated in Note 9 will be reported on the consolidated balance sheets upon adoption.

In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220), which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act (“TCJA”). As the amendments only relate to the reclassification of the income tax effects of the TCJA, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The standard is effective for annual and interim reporting periods beginning after December 15, 2018 for all entities. The amendments are to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the TCJA is recognized. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on our consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The ASU aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date. The ASU is effective for public business entities in annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted, including in an interim period, but not before an entity adopts the topic 606 revenue guidance. We are in the process of evaluating the impact of the adoption of the ASU on our consolidated financial statements.

In July 2018, the FASB issued ASU No. 2018-09, Codification Improvements, which clarifies, corrects errors in and makes improvements to several topics in the FASB Accounting Standard Codification. The transition and effective date guidance is based on the facts and circumstances of each amendment. Some of the amendments do not require transition guidance and were effective upon issuance of the ASU. Amendments that do have transition guidance are effective for public business entities for annual periods beginning after December 15, 2018. The adoption of the standard is not expected to have a material impact on our consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), which modifies, removes and adds certain disclosure requirements on fair value measurements based on the FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The ASU is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. We are in the process of evaluating the impact of the adoption of the ASU on our consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this ASU. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. We are in the process of evaluating the impact of the adoption of the ASU on our consolidated financial statements.

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Codification (“ASC”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), (“ASU 2014-09”), which outlines a single comprehensive model for entities to use in accounting for revenue. Topic 606 supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition (Topic 605), and requires the recognition of revenue when promised goods or services are transferred to customers in an amount that reflects the considerations to which the entity expects to be entitled to in exchange for those goods or services. Topic 606 also includes Subtopic 340-40, Other Assets and Deferred Costs—Contracts with Customers, which requires the deferral of incremental costs of obtaining a contract with a customer. Collectively, we refer to Topic 606 and Subtopic 340-40 as the “new standard.”

We early adopted the requirements of the new standard as of February 1, 2017, utilizing the full retrospective method of transition. Adoption of the new standard resulted in changes to our accounting policies for revenue recognition, accounts receivable and deferred costs.

In March 2016, the FASB issued ASU No. 2016-09, Stock Compensation (Topic 718), which revises aspects of current guidance related to accounting for stock-based compensation. This guidance relates to income tax consequences, classification of awards as equity or liabilities, and classification on the statement of cash flows. The updated standard is effective for annual and interim reporting periods beginning after December 15, 2016 for public entities. Early adoption is permitted. We adopted the standard prospectively as of February 1, 2017. The adoption of the standard did not have a material impact on our consolidated financial statements and is a disclosure item only.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230), which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance is effective for annual periods beginning after December 15, 2017, and interim periods within those years for public entities. The guidance will generally be applied retrospectively. Early adoption is permitted. We early adopted the standard as of February 1, 2017. The adoption of the standard did not have a material impact on our consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory which requires entities to recognize the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. The updated standard is effective for annual periods beginning after December 15, 2017 including interim periods within those annual reporting periods, for public entities and is to be applied using a modified retrospective approach. Early adoption is permitted. We early adopted the standard as of February 1, 2017. The adoption of the standard did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the definition of business, which changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The guidance requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If so, the set of transferred assets and activities is not a business. The guidance also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in the new revenue standard. The standard update is effective for annual periods beginning after December 15, 2017, and interim periods within those years, for public entities. The ASU will be applied prospectively to any transactions occurring within the period of adoption. Early adoption is permitted. We early adopted the standard as of February 1, 2017. The adoption of the standard did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued No. ASU 2017-04, Intangibles—Goodwill and Other (Topic 350), which eliminates step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value (i.e. measure the charge based on today’s Step 1). This update is effective for annual and interim impairment tests performed in periods beginning after December 15, 2017, including interim periods within those annual reporting periods, for public entities. Early adoption of the standard is permitted. We early adopted the standard as of February 1, 2017. The adoption of the standard did not have a material impact on our consolidated financial statements.

Other	Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes current guidance related to accounting for leases. This guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The standard is effective for annual and interim reporting periods beginning after December 15, 2018 for public entities. Early adoption is permitted. The ASU is required to be adopted using the modified retrospective approach. We are evaluating the new guidance and assessing the potential impact on our consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220), which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act (“TCJA”). As the amendments only relate to the reclassification of the income tax effects of the TCJA, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The standard is effective for annual and interim reporting periods beginning after December 15, 2018 for all entities. The amendments are to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the TCJA is recognized. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on our consolidated financial statements.

Consolidation

Our condensed consolidated financial statements include the accounts of DocuSign, Inc. and our wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation

Our condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”). Therefore, these unaudited interim consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in our prospectus dated April 26, 2018, as filed with the SEC pursuant to Rule 424(b) under the Securities Act of 1933, as amended (File No. 333-223990) (“Prospectus”).

Our condensed consolidated financial statements are unaudited and have been prepared on a basis consistent with that used to prepare the audited annual consolidated financial statements and, in our opinion, include all adjustments of a normal recurring nature necessary for the fair statement of our financial position, results of operations and cash flows. Our condensed consolidated balance sheet as of January 31, 2018 was derived from audited financial statements but does not include all disclosures required by GAAP. The results of operations for the three and the six months ended July 31, 2018 are not necessarily indicative of the results to be expected for the year ending January 31, 2019.

Fiscal Year	Our fiscal year ends on January 31. References to fiscal 2019, for example, are to the fiscal year ending January 31, 2019.